Note 10 - Equity (Details Textual)													1 Months Ended	2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 27, 2024 USD ($) $ / shares shares	Sep. 19, 2024 USD ($) shares	Sep. 09, 2024 USD ($) shares	Aug. 26, 2024 shares	Aug. 12, 2024 USD ($) $ / shares shares	Jul. 27, 2024 USD ($) shares	Jul. 26, 2024 $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 15, 2024 shares	Jul. 08, 2023 $ / shares shares	Mar. 15, 2023 USD ($) shares	Feb. 23, 2023 shares	Aug. 12, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 03, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 07, 2024 shares	Aug. 29, 2023 $ / shares shares	Jul. 15, 2023 shares	Jun. 15, 2023 $ / shares shares	Jul. 04, 2022 $ / shares	Dec. 31, 2021 $ / shares
Proceeds from Issuance or Sale of Equity | $																				$ 4,643,000	$ 290,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																				$ 2.07	$ 2.26						$ 7.5
Share-Based Payment Arrangement, Expense | $															$ 2,316,000	$ 78,000		$ 2,433,000	$ 226,000
Debt Conversion, Converted Instrument, Amount | $																				$ (0)	$ 4,021,000
Gain (Loss) on Extinguishment of Debt | $																				$ 0	$ (59,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)										3 years
Class of Warrant or Right, Issued During Period (in shares)																				1,538,113	198,482
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $																		1,600	0		$ 692,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $														$ 0	0			0		$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $														$ 621,000	621,000			$ 621,000		$ 434,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										3,148,288								335,728		795,916
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 5.18		$ 0.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)										5 years										5 years	5 years
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $								$ 99,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								19,344
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares								$ 5.18
Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $					$ 1,501,000								$ 1,501,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										327,421
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares					$ 5.18					$ 5.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)					11,037
The Merger [Member]
Stock Issued During Period, Shares, Conversion of Units (in shares)				75,375
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)																		113,522
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 82.25
The Merger [Member] | Former Shareholders of WaveDancer [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)					113,522
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)					59,264
Share-Based Payment Arrangement, Expense | $					$ 410,000										410,000	0		$ 410,000	0
Restricted Stock Units (RSUs) [Member] | Management and Directors [Member]
Share-Based Payment Arrangement, Expense | $					$ 410,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					59,264
Restricted Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	557,885
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense | $															1,296,000	$ 78,000		1,413,000	$ 226,000	$ 295,000	$ 60,000
Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)								5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Exercise Price, Percentage Discount on IPO								25.00%
Share-Based Payment Arrangement, Option [Member] | Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)										5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Exercise Price, Percentage Discount on IPO										25.00%
Settlement of Accrued Liabilities With Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			10,588		45,344
Debt Conversion, Converted Instrument, Amount | $			$ 39,000
Debt Conversion, Original Debt, Amount | $			45,000
Gain (Loss) on Extinguishment of Debt | $			$ 6,000
Share-Based Payment Arrangement, Tranche One [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								11,024
Share-Based Payment Arrangement, Tranche One [Member] | Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										37,709
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Grant Date Fair Value | $	$ 1,674
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)	6 months
Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)								3 years
Number of Installments								36
Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Option [Member] | Employees, Officers, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)										3 years
Number of Installments										36
Share-Based Payment Arrangement, Tranche Two [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								8,320
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)	12 months
Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Option [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)								3 years
Number of Installments								36
Shares Issued for Prepaid Services [Member]
Number of Strategic Investments						4
Arrangement, Shares to be Issued (in shares)						433,360
Arrangement, Shares to be Issued, Value | $						$ 2,440,000
Prepaid Expense | $						$ 2,925,000
Arrangement, Period (Year)						3 years
Stock Issued During Period, Value, Issued for Services | $															2,440,000			2,440,000
Shares Issued for Prepaid Services [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Arrangement, Shares to be Issued (in shares)						140,749
Arrangement, Lock-up Restriction, Period (Month)						12 months
Shares Issued for Prepaid Services [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Arrangement, Shares to be Issued (in shares)						292,611
Arrangement, Lock-up Restriction, Period (Month)						6 months
Consulting Agreement [Member]
Arrangement, Shares to be Issued (in shares)									24,375
Arrangement, Lock-up Restriction, Period (Month)					6 months
Stock Issued During Period, Shares, Issued for Services (in shares)					22,344				20,313					22,344
Stock Issued During Period, Value, Issued for Services | $					$ 129,000									$ 129,000	$ 209,000			$ 209,000
Number of Installments									12
Series B Preferred Stock [Member]
Payments of Stock Issuance Costs | $											$ 92,000
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $																				$ 1,000,000
Preferred Stock, Convertible, Conversion Ratio																				1
Stock Issued During Period, Shares, New Issues (in shares)											14,578,833	10,799,136
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)																	596,145
Conversion of Series B Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)																		1,516,199
Conversion of Stock, Shares Converted (in shares)																		1,516,199
Series C Preferred Unit Warrants [Member]
Number of Warrants Per Unit																							1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)														1	1			1		1			1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 24.62	$ 24.62			$ 24.62		$ 2.56			$ 2.56
Warrants and Rights Outstanding, Term (Year)														3 years	3 years			3 years		3 years
Class of Warrant or Right, Issued During Period (in shares)																		86,820
Broker Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)														4,163	4,163			4,163
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 12.31	$ 12.31			$ 12.31
Warrants and Rights Outstanding, Term (Year)														3 years	3 years			3 years
Class of Warrant or Right, Issued During Period (in shares)																		4,163
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					504,324								504,324
Class of Warrant or Right, Issued During Period (in shares)																		504,324
PIPE Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					823,529								823,529
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)					1		1						1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 6.83		$ 0.001						$ 6.83
Warrants and Rights Outstanding, Term (Year)					5 years		5 years						5 years
Class of Warrant or Right, Issued During Period (in shares)					823,529		504,324											823,529
Pre-funded Warrant and PIPE Warrant [Member]
Equity Offering, Unit Price (in dollars per share) | $ / shares					$ 4.249								$ 4.249
Tranche A Warrants, Series A Warrants, and Series D Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)		435,174
Proceeds from Warrant Exercises | $		$ 32,000
WaveDancer Legacy Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)					76,098													76,098
Tranche A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																				526,749
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																				$ 0.75						$ 0.75
Class of Warrant or Right, Exercised During Period (in shares)		13,852
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																								629,039	6,048,456
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																									$ 0.01
Warrants and Rights Outstanding, Term (Year)																								5 years	5 years
Class of Warrant or Right, Exercised During Period (in shares)		359,451
Class of Warrant or Right, Issued During Period (in shares)																		629,039
Series A Warrants [Member] | Consulting Agreement [Member]
Class of Warrant or Right, Issued During Period (in shares)									44,932
Warrants and Rights Outstanding | $					$ 80,000								$ 80,000
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																						92,799
Warrants and Rights Outstanding, Term (Year)																						5 years
Class of Warrant or Right, Exercised During Period (in shares)		61,866
Class of Warrant or Right, Issued During Period (in shares)																		92,798
Warrants and Rights Outstanding | $					$ 610,000								$ 610,000
Series C Preferred Stock Offering [Member]
Equity Offering, Maximum Number of Units (in shares)																							812,500
Number of Shares Per Unit																							1
Equity Offering, Unit Price (in dollars per share) | $ / shares																							$ 12.31
Units Issued During Period, Shares (in shares)																		86,953
Proceeds from Issuance or Sale of Equity | $																		$ 1,070,000
Payments of Stock Issuance Costs | $																		$ 125,000
Private Placement [Member]
Equity Offering, Unit Price (in dollars per share) | $ / shares					$ 4.25								$ 4.25
Proceeds from Issuance or Sale of Equity | $													$ 3,500,000
Payments of Stock Issuance Costs | $													$ 52,000
Stock Issued During Period, Shares, New Issues (in shares)													319,207